Other financial income / expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other financial income / expenses
Schedule of other financial income and expense

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€3,045	€1,614	€1,246
Effect of discounting long term R&D incentives receivables	—	99	99
Currency exchange gain	1,797	8,150	636
Other finance income	34	87	7
Total other financial income	4,877	9,950	1,987

Other financial expenses:
Interest expenses	(936)	(47)	(46)
Currency exchange loss	(29,176)	(1,453)	(1,310)
Other finance charges	(469)	(191)	(182)
Total other financial expense	(30,582)	(1,692)	(1,539)

Total other net financial expense (-)/ income	€(25,705)	€8,257	€448